Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Balance at beginning of the year	$ 2,649,281	$ 2,649,307
Impairment	(454,935)	0	$ (14,830)
Foreign currency translation adjustments	(22)	(26)
Balance at end of the year	2,194,324	2,649,281	2,649,307
All other
Goodwill
Balance at beginning of the year	795,060	795,086
Impairment	(454,935)
Foreign currency translation adjustments	(22)	(26)
Balance at end of the year	340,103	795,060	795,086
BIGO
Goodwill
Balance at beginning of the year	1,854,221	1,854,221
Impairment	0		0
Foreign currency translation adjustments	0	0
Balance at end of the year	$ 1,854,221	$ 1,854,221	$ 1,854,221